CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING REVENUES	$ 14,260	$ 29,538	$ 57,650
OPERATING EXPENSES:
Voyage Expenses	(2,835)	(807)	(1,887)
Commissions	(874)	(1,777)	(3,357)
Vessel operating expenses	(10,868)	(14,563)	(18,607)
Depreciation expense (Note 5)	(5,729)	(8,664)	(15,365)
Amortization of deferred charges (Note 8)	(988)	(915)	(1,888)
Management and other fees to a related party (Note 4)	(2,404)	(1,900)	(1,978)
General and administrative expenses	(4,443)	(4,734)	(4,494)
Provision and write-offs of insurance claims and bad debts	(1,675)	(133)	(1,250)
Gains on sale of vessel (Note 5)	0	1,561	807
Vessel impairment loss (Notes 5,6)	(12,480)	(69,998)	(26,631)
Impairment of advances for vessels under construction (Note 7)	0	(11,717)	0
Loss from operations	(28,036)	(84,109)	(17,000)
OTHER INCOME (EXPENSE):
Interest and finance costs	(2,717)	(4,003)	(4,375)
Loss on derivative instruments (Note 9)	(85)	(178)	(465)
Interest income	0	4	37
Other	(50)	90	(18)
Other expense	(2,852)	(4,087)	(4,821)
Net loss	$ (30,888)	$ (88,196)	$ (21,821)
Basic loss per share (in dollars per share)	$ (36.90)	$ (136.00)	$ (34.56)
Diluted loss per share (in dollars per share)	$ (36.90)	$ (136.00)	$ (34.56)
Basic weighted average number of shares (in shares)	837,173	648,507	631,360
Diluted weighted average number of shares (in shares)	837,173	648,507	631,360